July 16, 2009

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549-4720

Re:	American Century Municipal Trust (the "Registrant")
1933 Act File No. 2-91229, Post-Effective Amendment No. 56
1940 Act File No. 811-4025, Amendment No. 57

Ladies and Gentlemen:

Pursuant to Section 101(a) of Regulation S-T and Rule 485(a) under the Securities Act of 1933, the aforementioned Registrant hereby submits for filing the following 1933 Act Post-Effective Amendment No. 56 and 1940 Act Amendment No. 57 to the Registration Statement on Form N-1A filed by the Registrant.

The principal purpose of this amendment is to add a summary section to each fund's prospectus to incorporate new Form N-1A items.

If there are any questions or comments regarding this filing, please contact the undersigned at (816) 340-3224.

Sincerely,

/s/ Christine J. Crossley
Christine J. Crossley
Assistant Secretary

American Century Investments
P.O. Box 410141, 4500 Main Street	1-800-345-2021 or 816-531-5575
Kansas City, MO 64141-0141	www.americancentury.com